Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Testing [Abstract]
Schedule of intangible assets with an indefinite useful life
The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2023	2022
$ millions	$ millions

Goodwill
Phosphate Solutions	114	110
Industrial Products	91	90
Growing Solutions	289	271
Potash	20	20
Other	16	16
	530	507

Trademarks	32	32

	562	539